DISCONTINUED OPERATIONS (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Discontinued Operations and Disposal Groups [Abstract]
Revenues	$ 1,268,657	$ 2,577,331
Cost of revenue	974,873	1,904,586
Gross profit	293,784	672,745
Selling general, and administrative expenses	1,388,087	1,096,744
Loss from operations - discontinued operations	(1,094,303)	(424,999)
Other income (expense)	1,553	(392)
Loss from discontinued operations	$ (1,092,750)	$ (424,391)
Basic and fully diluted net loss per share	$ (0.02)	$ (0.01)